Principal Management Corporation
711 High Street, Des Moines, IA 50392
515 247 5111 tel
www.principal.com

September 23, 2016

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Registrant is filing the Amendment to add an existing share class, Class R-6, to the High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, SmallCap Fund, and SmallCap S&P 600 Fund. We are also filing the Amendment to update information for the SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund. Because the share class currently exists and other disclosure in the filing has been reviewed recently as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks for the new fund, and annual fund operating expense information and examples for each fund). See Release No. 33-6510 (February 15, 1984).

The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example the 5% and 25% ownership information.

The Amendment consists of the following:
(1)     Facing Page

(2)
Part A - a prospectus for Class R-6 shares of the High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, and Real Estate Securities Fund; for all existing share classes, plus the addition of Class R-6 Shares for the SmallCap Fund and SmallCap S&P 600 Fund; and for all share classes of the SmallCap Growth Fund I, SmallCap Value Fund II, and Tax-Exempt Bond Fund.

(3)	Part B - an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end, as well as revisions related to the addition of Class R-6 shares to the High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, SmallCap Fund, and SmallCap S&P 600 Fund.
(4)     Part C, and
(5)     Signature pages.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. The Registrant is not filing the Amendment to update or amend the prospectuses or statements of additional information for the Registrant’s other series with an October 31 fiscal year end or for Registrant’s series with an August 31 fiscal year end.

Please call me at 515-235-1209 or Jennifer Block at 515-235-9154 if you have any questions.
Sincerely,

Britney Schnathorst
Assistant Counsel, Registrant